Subsequent events - Additional Information (Detail) - Issuance Of Guarantees And Letters Of Credit - Renewed facility - EUR (€)	Apr. 03, 2024	Dec. 19, 2022
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 30,000,000
Solar-EP III B.V | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 2,059,000